Changes in subordinated debt (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subordinated Debts
Opening balances on January 1	R$ 54,451,077	R$ 53,246,232
Issuance	9,796,000	9,130,200
Interest accrued	7,262,125	3,154,164
Settlement and interest payments	(18,768,306)	(11,165,628)
Foreign exchange variation	(499,564)	86,109
Closing balance on December 31	R$ 52,241,332	R$ 54,451,077